Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
10.	SUBSEQUENT EVENTS
Subsequent events were evaluated through the date and time the financial statements were issued.